Financial Instruments and Fair Value Measurements (Schedule of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (Recurring, USD $)
In Millions, unless otherwise specified
	Sep. 26, 2014	Sep. 27, 2013
Assets:
Debt and equity securities held in rabbi trusts	$ 35.7	$ 35.3
Foreign exchange forward and option contracts		0.9
Total assets at fair value	35.7	36.2
Liabilities:
Deferred compensation liabilities	15.0	13.5
Contingent consideration and acquired contingent liabilities	202.8
Contingent consideration		6.9
Foreign exchange forward and option contracts	0.2	1.4
Total liabilities at fair value	218.0	21.8
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Debt and equity securities held in rabbi trusts	22.9	22.6
Foreign exchange forward and option contracts		0.9
Total assets at fair value	22.9	23.5
Liabilities:
Deferred compensation liabilities	0	0
Contingent consideration and acquired contingent liabilities	0
Contingent consideration		0
Foreign exchange forward and option contracts	0.2	1.4
Total liabilities at fair value	0.2	1.4
Significant Other Observable Inputs (Level 2)
Assets:
Debt and equity securities held in rabbi trusts	12.8	12.7
Foreign exchange forward and option contracts		0
Total assets at fair value	12.8	12.7
Liabilities:
Deferred compensation liabilities	15.0	13.5
Contingent consideration and acquired contingent liabilities	0
Contingent consideration		0
Foreign exchange forward and option contracts	0	0
Total liabilities at fair value	15.0	13.5
Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	0	0
Foreign exchange forward and option contracts		0
Total assets at fair value	0	0
Liabilities:
Deferred compensation liabilities	0	0
Contingent consideration and acquired contingent liabilities	202.8
Contingent consideration		6.9
Foreign exchange forward and option contracts	0	0
Total liabilities at fair value	$ 202.8	$ 6.9